UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07634

Name of Fund:  Corporate High Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07634
Reporting Period: 07/01/2005 - 06/30/2006
Corporate High Yield Fund, Inc.









======================= CORPORATE HIGH YIELD FUND, INC. ========================


ABX AIR, INC.

Ticker:       ABXA           Security ID:  00080S101
Meeting Date: MAY 9, 2006    Meeting Type: Annual
Record Date:  MAR 20, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph C. Hete             For       For        Management
1.2   Elect Director Jeffrey J. Vorholt         For       For        Management
2     Approve Increase in Size of Board         For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

CENTURY COMMUNICATIONS CORP.

Ticker:                      Security ID:  156503AN4
Meeting Date: MAY 14, 2006   Meeting Type: Written Consent
Record Date:  NOV 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTORS  FOURTH AMENDED JOINT PLAN OF     None      Did Not    Management
      REORGANIZATION UNDER CHAPTER 11 OF THE              Vote
      BANKRUPTCY CODE DATED NOVEMBER 21, 2005.


--------------------------------------------------------------------------------

GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AQ3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote


--------------------------------------------------------------------------------

LORAL CYBERSTAR, INC.

Ticker:                      Security ID:  543868AC7
Meeting Date: JUL 8, 2005    Meeting Type: Written Consent
Record Date:  JUN 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CHAPTER 11 PLAN OF REORGANIZATION         For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Corporate High Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Corporate High Yield Fund, Inc.

Date:  August 24, 2006